UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07533

The Lou Holland Trust
 (Exact name of registrant as specified in charter)

One North Wacker Drive, Suite 700
Chicago, IL 60606
 (Address of principal executive offices)

Susan Chamberlain
Holland Capital Management LLC
One North Wacker Drive, Suite 700
Chicago, IL 60606
 (Name and address of agent for service)

Registrant's telephone number, including area code:  (312) 553-4844

Date of fiscal year end:  December 31

Date of reporting period:  July 1, 2009 – September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Schedule of Investments.

Lou Holland Growth Fund
September 30, 2009 (Unaudited)

Schedule of Investments

Number of
Shares		Value
	COMMON STOCKS - 96.2%
	Consumer Discretionary - 9.6%
9,850	Costco Wholesale Corp.	$ 556,131
6,150	Kohl's Corp. *	350,858
7,650	MSC Industrial Direct Co. - Class A	333,386
11,100	Nike Inc. - Class B	718,170
13,150	Wal-Mart Stores, Inc.	645,534
25,700	Walt Disney Co.	705,722
32,250	Yum! Brands Inc.	1,088,760
		4,398,561
	Consumer Staples - 7.2%
12,300	CVS Caremark Corp.	439,602
9,100	Diageo Plc - ADR	559,559
11,950	HJ Heinz Co.	475,013
14,350	PepsiCo, Inc.	841,771
17,250	Procter & Gamble Co.	999,120
		3,315,065
	Energy - 15.7%
4,700	Exxon Mobil Corp.	322,466
41,250	Halliburton Co.	1,118,700
13,850	Noble Corp. f	525,746
19,850	Occidental Petroleum Corp.	1,556,240
17,450	Range Resources Corp.	861,332
23,200	Southwestern Energy Co. *	990,176
33,600	Suntech Power Holdings Co. Ltd. - ADR *	510,720
31,950	XTO Energy, Inc.	1,320,174
		7,205,554
	Financial Services - 6.1%
14,400	AFLAC Inc.	615,456
1,250	BlackRock Inc.	271,025
48,600	TD Ameritrade Holding Corp. *	953,532
13,950	Visa Inc. - Class A	964,085
		2,804,098
	Health Care - 12.0%
27,050	Covidien Ltd. f	1,170,183
11,300	Genzyme Corp. *	641,049
24,600	Hospira Inc. *	1,097,160
15,550	Laboratory Corp. of America Holdings *	1,021,635
18,750	McKesson Corp.	1,116,563
16,900	Schering-Plough Corp.	477,425
		5,524,015
	Materials & Processing - 1.9%
10,300	Praxair Inc.	841,407

	Producer Durables - 10.4%
9,800	Automatic Data Processing, Inc.	385,139
14,550	Burlington Northern Santa Fe Corp.	1,161,527
22,800	Expeditors International Washington, Inc.	801,420
23,500	Honeywell International Inc.	873,025
10,650	Roper Industries Inc.	542,937
7,300	United Parcel Service Inc. - Class B	412,231
9,900	United Technologies Corp.	603,207
		4,779,486
Lou Holland Growth Fund
September 30, 2009 (Unaudited)

Schedule of Investments (Continued)

Number of
Shares		Value
	Technology - 32.2%
39,700	Adobe Systems Inc. *	$ 1,311,688
13,400	Affiliated Computer Services Inc. - Class A *	725,878
26,350	American Tower Corp. *	959,140
12,250	Apple Inc. *	2,270,783
64,800	Cisco Systems, Inc. *	1,525,392
55,750	Citrix Systems, Inc. *	2,187,073
2,500	Google Inc. - Class A *	1,239,625
23,600	Intel Corp.	461,852
10,650	International Business Machines Corp.	1,273,847
62,000	Microsoft Corp.	1,605,180
17,600	QUALCOMM Inc.	791,648
24,700	Symantec Corp. *	406,808
		14,758,914
	Utilities - 1.1%
13,300	Questar Corp.	499,548

	Total common stocks (cost $38,950,522)	44,126,648

	SHORT TERM INVESTMENT - 3.8%
	Money Market Fund - 3.8%
1,739,347	Fidelity Institutional Government Money Market Fund, 0.08% (a)	$ 1,739,347

	Total short-term investment (cost $1,739,347)	1,739,347

	Total investments - 100.0% (cost $40,689,870)	45,865,995

	Other liabilities in excess of other assets - 0.0%	(20,455)

	Total net assets - 100%	$ 45,845,540

Lou Holland Growth Fund
September 30, 2009 (Unaudited)

Notes to the Schedule of Investments
(a) Dividend yield changes to reflect current market conditions. Rate is the quoted yield as of September 30, 2009.
f Foreign Security
* Non-income producing security

Abbreviations:
ADR - American depository receipt

Investment Valuation
The net asset value (“NAV”) of shares of the Fund normally is calculated as of the close of trading (generally, 4:00 PM Eastern) on the New York Stock Exchange (the "Exchange") on every day the Exchange is open for trading.  Stocks traded on an exchange generally are valued on the basis of prices furnished by independent pricing services approved by The Lou Holland Trust’s Board of Trustees (the “Board”) and valued at the official closing price on the exchange where the security is principally traded.  If there is no official closing price of a security on the valuation date, the security is valued at the most recent sale or quoted bid price.  Investments in mutual funds are valued at the NAV per share determined as of the close of the Exchange on the valuation date.  Other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.

Market quotations may not be readily available for certain investments.  If market quotations are not readily available or if it is determined that a quotation for an investment does not represent market value, then the investment is valued at a fair value as determined in good faith using procedures approved by the Board.  Situations that may require a security to be fair valued include instances where a security is thinly traded, halted or restricted to resale.  In addition, securities may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters or government actions.  Under the procedures adopted by the Board, Holland Capital Management LLC (the “Investment Adviser”) may rely on independent pricing services or other sources to assist in determining the fair value of a security.  Factors considered to determine fair value generally include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If a security is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the security depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale.  As of September 30, 2009, no securities in the Fund were fair valued.

Financial Accounting Standards Board ("FASB") Topic 820,  “Fair Value Measurements and Disclosure”
This topic establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under Topic 820 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets.  Level 2 includes valuations for which significant inputs are observable.  Observable inputs include closing prices of identical or similar securities in non-active markets.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including securities that were valued at a fair value as determined in good faith using procedures adopted by the Board.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments as of September 30, 2009 by level:

Investments in Securities
Level 1**	$ 45,865,995
Level 2	-
Level 3	-
Total	$ 45,865,995

** Security categories for these investments are detailed in the Fund's Schedule of Investments.

Income Tax Information
At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $40,735,146.  Net unrealized appreciation aggregated to $5,130,849, of which $8,795,634 related to appreciated investment securities and $(3,664,785) related to depreciated investment securities.

For additional information on the Fund's investments and other significant accounting matters, please refer to the Fund's most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)         Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within ninety (90) days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures are effective and that they provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)         There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the "Act")) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

See attached Exhibit 3(a) and Exhibit 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE LOU HOLLAND TRUST

By:	/s/ Monica L. Walker
Name:	Monica L. Walker
Title:	President
Date:	November 20, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Monica L. Walker
Name:	Monica L. Walker
Title:	President
Date:	November 20, 2009

By:	/s/ Laura J. Janus
Name:	Laura J. Janus
Title:	Treasurer
Date:	November 20, 2009

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.